Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party

Note 6Related Party

During the year ended December 31, 2022, a related party provided $127,710 of cash, which will be used for future operating expenses. During the three months ended March 31, 2024 and the year ended December 31, 2023, a related party paid $0 and $192,184 of the Company’s operating expenses, respectively. The balance due to the related party as of March 31, 2024 and December 31, 2023 was $338,218 and $338,506, respectively. The above amounts and transactions are not necessarily what third parties would agree to.

During the year ended December 31, 2022, the Company received a loan of $110,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. On March 29, 2023, the Company revised the terms of the loan to a 10.00% original issue discount promissory note with a principal balance of $121,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of March 31, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $121,000. The Company recognized $0 of amortized debt discount and $0 in accrued interest for the three months ended March 31, 2024. The Company recognized $367 of amortized debt discount and $121 in accrued interest for a total interest expense of $488 for the three months ended March 31, 2023. The Company had $17,930 in accrued interest as of March 31, 2024 and December 31, 2023, respectively, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

On March 29, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $132,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of March 31, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $132,000. The Company recognized $0 of amortized debt discount and $0 in accrued interest for the three months ended March 31, 2024. The Company recognized $400 of amortized debt discount and $132 in accrued interest for a total interest expense of $532 for the three months ended March 31, 2023. The Company had $21,120 in accrued interest as of March 31, 2024 and December 31, 2023, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

On December 26, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $77,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matures on March 28, 2024. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of March 31, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $77,000 and 70,000, respectively. The Company recognized $7,000 of amortized debt discount and $2,310 in accrued interest for a total interest expense of $9,310 for the three months ended March 31, 2024. The Company had $9,310 and $0 in accrued interest as of March 31, 2024 and December 31, 2023, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

Note 6 Related Party

During the year ended December 31, 2022, a related party provided $127,710 of cash, which will be used for future operating expenses. During the years ended December 31, 2023 and 2022, a related party paid o$192,184 and $18,612 of the Company’s operating expenses, respectively. The balance due to the related party as of December 31, 2023 and 2022 was $338,506 and $146,322, respectively.

During the year ended December 31, 2022, the Company received a loan of $110,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. On March 29, 2023, the Company revised the terms of the loan to a 10.00% original issue discount promissory note with a principal balance of $121,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of December 31, 2023, the related party promissory note net of unamortized debt discount was $121,000. The Company recognized $11,000 of amortized debt discount and $17,930 in accrued interest, including $14,300 of default interest, for a total interest expense of $28,930 for the year ended December 31, 2023. The Company had $17,930 and $0 in accrued interest as of December 31, 2023 and 2022, respectively, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.

On March 29, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $132,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of December 31, 2023, the related party promissory note net of unamortized debt discount was $132,000. The Company recognized $12,000 of amortized debt discount and $21,120 in accrued interest, including $17,100 of default interest, for a total interest expense of $33,120 for the year ended December 31, 2023. The Company had $21,120 in accrued interest as of December 31, 2023, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.

On December 26, 2023, the Company received a 10.00% original issue discount promissory note with a principal balance of $77,000 from the CEO for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized as interest expense over the life of the underlying note payable. The promissory note matures on March 28, 2024. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of December 31, 2023, the related party promissory note net of unamortized debt discount was $70,000. Amortized debt discount and interest were $0 for the year ending December 31, 2023.

IDoc Virtual Telehealth Solutions, Inc.
Related Party
Note 7	Related Party

During the three months ended March 31, 2024 and the year ended December 31, 2023, the Company advanced $39,670 and $136,981 in cash to the CEO through a company controlled by him. During the three months ended March 31, 2024 and the year ended December 31, 2023, the Company advanced $0 and $192,184 to related parties for cost-sharing expenses. The balance due from the related party on March 31, 2024 and December 31, 2023, was $1,047,771 and $1,008,101, respectively. The above transactions and amounts are unsecured and non-interest-bearing and are not necessarily what third parties would agree to.

The Company incurred $7,800 and $2,600 on auto leases on behalf of the CEO for the three months ended March 31, 2024 and 2023, respectively. The Company made office space lease payments of $30,000 and $48,000 to the CEO during the three months ended March 31, 2024 and 2023, respectively. The above transactions and amounts are not necessarily what third parties would agree to.

On September 1, 2022, the Company issued the CEO a note receivable with a principal balance of $336,000. The note bears no interest and matures on January 31, 2023. As of March 31, 2024, the related party note receivable was $245,000, and is included in note receivable, related party, on the condensed consolidated balance sheets. No interest income is recognized for the three months ending March 31, 2024 and the note is in default. The above transactions and amounts are not necessarily what third parties would agree to.

On May 15, 2023, the Company received a promissory note with a principal balance of $200,000 from an accredited investor (“Holder”). The note bears no interest and matures on May 15, 2026. The Company shall use the funds solely for the purchase of telepresence robots. The Holder has security rights to eight (8) telepresence robots deployed. The Company is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on eight telepresence robots from the twelfth through the twentieth deployment of the telepresence robots. At March 31, 2024, the related party promissory note was $200,000, and is included in loan payable, related party, on the condensed consolidated balance sheets. No interest is recognized for the three months ending March 31, 2024. The above transactions and amounts are not necessarily what third parties would agree to.

Note 10Related Party

During the years ended December 31, 2023 and 2022, the Company advanced $136,981 and $146,684 in cash from the CEO through a company controlled by him. During the years ended December 31, 2023 and 2022, the Company advanced $192,184 and $18,612 to related parties for cost-sharing expenses. The balance due from the related party on December 31, 2023 and 2022, was $1,008,101 and $678,936, respectively.

The Company paid and incurred $32,450 and $59,100 on auto leases on behalf of the CEO for the years ended December 31, 2023 and 2022, respectively. The Company made office space lease payments of $186,000 and $162,000 to the CEO during the years ended December 31, 2023 and 2022, respectively.

On May 15, 2023, the Company received a promissory note with a principal balance of $200,000 from an accredited investor (“Holder”). The note bears no interest and matures on May 15, 2026. The Company shall use the funds solely for the purchase of telepresence robots. The Holder has security rights to eight (8) telepresence robots deployed. The Company is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on eight telepresence robots from the twelfth through the twentieth deployment of the telepresence robots. At December 31, 2023, the related party promissory note was $200,000, and is included in loan payable, related party, on the consolidated balance sheets. No interest is recognized for the year ending December 31, 2023.